Interim Consolidated Statements of Shareholder's Equity (Parenthetical) - shares			12 Months Ended
	Sep. 04, 2018	Nov. 28, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Temporary equity			721,107	721,107		721,107
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split			1:15 reverse Stock Split	1:15 reverse Stock Split	1:15 reverse Stock Split